Earnings (loss) per share (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares
Earnings (loss) per share
Net Income (loss) For The Year	$ (3,123,799)	$ (3,123,799)	$ (6,028,228)	$ (6,028,228)	$ 3,794,709	$ 3,794,709
Weighted Average Number Of Shares Outstanding For The Year
Basic | shares	64,658,380	64,658,380	64,409,170	64,409,170	68,156,059	68,156,059
Diluted | shares	64,658,380	64,658,380	64,409,170	64,409,170	68,156,059	68,156,059
Net Income (loss) Per Share - Basic | $ / shares	$ (0.05)		$ (0.09)		$ 0.06
Net Income (loss) Per Share - Diluted | $ / shares	$ (0.05)		$ (0.09)		$ 0.06